Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest and Dividend Income
Loans	$ 20,181	$ 22,099
Securities
Taxable	468	596
Tax-exempt	3,877	4,785
Federal funds sold	101	49
Dividends on Federal Home Loan Bank and other stock	81	99
Total interest and dividend income	24,708	27,628
Interest Expense
Deposits	1,273	3,141
Borrowings	1,323	1,593
Total interest expense	2,596	4,734
Net Interest Income	22,112	22,894
(Credit) Provision for Loan Losses	(1,255)	3,337
Net Interest Income After (Credit) Provision for Loan Losses	23,367	19,557
Noninterest income
Customer service fees	2,852	2,580
Net gains on loan sales	272	180
Earnings on bank-owned life insurance	802	706
Realized gains on available-for-sale securities	1,250	2,593
Other	530	856
Total noninterest income	5,706	6,915
Noninterest expense
Salaries and employee benefits	9,698	9,311
Net occupancy and equipment expense	2,364	2,406
Professional fees	1,217	1,232
Insurance	531	486
Deposit insurance premiums	195	184
Franchise and other taxes	551	492
Marketing expense	380	339
Printing and office supplies	115	122
Amortization of intangible assets	150	150
Other	3,191	3,168
Total noninterest expense	18,392	17,890
Income Before Federal Income Taxes	10,681	8,582
Provision for Federal Income Taxes	1,230	629
Net income	$ 9,451	$ 7,953
Basic Earnings Per Share	$ 1.62	$ 1.39
Diluted earnings Per Share	$ 1.62	$ 1.39